Consolidated Balance Sheets (Parenthetical) (USD $)	Jul. 31, 2013	Jul. 31, 2012
Consolidated Balance Sheets
Common stock, authorized shares	3,200,000,000	3,200,000,000
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Common stock, issued shares	118,014,224	87,856,000
Common stock, outstanding shares	118,014,224	87,856,000
Warrants issued	57,644,276	42,246,000
Warrants outstanding	57,644,276	42,246,000